Label	Element	Value
American Century ETF Trust | American Century Select High Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	American Century® Select High Yield ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide high current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets, plus any borrowings for investment purposes, in high-yield debt securities. A high-yield security is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization (for example, below BBB by Standard & Poor’s Corporation or below Baa by Moody’s Investors Service, Inc.), or, if unrated, determined by the investment advisor to be of similar quality. High-yield securities are also referred to as junk bonds.
The portfolio managers generally operate a long-only strategy using a bottom-up investment philosophy by investing in companies that they believe can carry debt loads through different economic cycles. The portfolio managers look for companies that demonstrate the ability to generate strong, sustainable cash flow, which may enable them to decrease leverage and improve their ratings. The portfolio managers also use a top-down investment overlay to identify areas of the high yield market that they believe are undervalued relative to the rest of the market. The portfolio managers decide which debt securities to buy and sell by, among other things:
•    identifying debt securities that satisfy the fund’s credit quality standards;
•    considering the price of the security and the issuer’s financial history, condition, management and prospects;
•    assessing current and anticipated interest rates;
•    evaluating current economic conditions and the risk of inflation; or
•    evaluating special features of the debt securities that may make them more or less attractive to alternatives.
The portfolio managers will actively allocate the fund’s assets in a range of high-yield corporate bonds. The fund also may invest in preferred securities, convertible securities and cash and cash equivalents. The fund will invest primarily in securities rated BB or B, but may invest a portion of its portfolio in securities rated BBB and above, or CCC and below.
The fund has no average maturity limitations. The fund typically invests in debt securities with maturities of 3-10 years, but may also hold securities maturing in less than 3 years and more than 10 years.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. American Century Investment Management, Inc. (the advisor) has hired Nomura Corporate Research and Asset Management Inc. (the subadvisor) to make investment recommendations for the fund by delivering a model portfolio together with portfolio parameters to the advisor. The advisor has investment discretion to implement the model portfolio delivered by the subadvisor.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•High-Yield Risk - Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic down turn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations. Investment in high-yield securities is inherently speculative.
•Credit Risk - The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.
•Interest Rate Risk - Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund is more susceptible to interest rate changes than funds that have shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.
•Liquidity Risk - During periods of market turbulence or unusually low trading activity, it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
•Cash Transactions Risk - The fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees and taxes will be higher than if the fund sold and redeemed shares in-kind.
•Convertible Securities Risk - The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price and more like a debt security when the underlying stock price is low relative to the conversion price.
•Preferred Securities Risk - Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to a company’s other debt which subjects them to greater credit risk . Generally, holders of preferred securities have no voting rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities and may have less upside potential than common stock.
•Market Trading Risk - The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the fund. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to net asset value (NAV). Thus, you may pay more (or less) than NAV when you buy shares of the fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV.
•Absence of Active Market Risk - Although shares of the fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or authorized participants. Authorized participants are not obligated to execute purchase or redemption orders for creation units. In periods of market volatility, market makers and/or authorized participants may be less willing to transact in fund shares. The absence of an active market for the fund’s shares may contribute to the funds’s shares trading at a premium or discount to NAV and also greater tan normal bid/ask spreads.
•Market Risk - The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the issuers whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk - A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments and could cause increased premiums or discounts to the fund’s NAV.
•Authorized Participant Concentration Risk - Only an authorized participant may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other authorized participant is able to step forward to process creation and/or redemption orders, fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.
•Large Shareholder Risk - Certain shareholders, including other funds advised by the advisor, may from time to time own a substantial amount of the shares of the fund. In addition, a third party investor, the advisor or an affiliate of the advisor, an authorized participant, a market maker, or another entity may invest in the fund and hold its investment for a limited period of time solely to facilitate commencement of the fund or to facilitate the fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the fund would be maintained at such levels or that the fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca, Inc. and may, therefore, have a material upward or downward effect on the market price of the shares.
•Principal Loss Risk - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss Risk - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit americancenturyetfs.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information is designed to help you see how fund returns can vary.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancenturyetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
American Century ETF Trust | American Century Select High Yield ETF | American Century Select High Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AHYB
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 145

[1]	Other expenses are based on estimated amounts for the current fiscal year.